Investment in Associates	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investment in Associates [Abstract]
INVESTMENT IN ASSOCIATES

NOTE 3:- INVESTMENT IN ASSOCIATE

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman, or the MitoCareX Agreement. Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700, and agreed to invest over the next two years, an additional $1,000, subject to the achievement of certain pre-determined milestones as agreed upon in the MitoCareX Agreement, for up to a 50.01% ownership in MitoCareX Bio Ltd. (“MitoCareX”). MitoCareX is focused on the discovery and development of potential drugs for cancers and other life-threatening conditions. The MitoCareX Agreement also contains customary representations, warranties, covenants, and indemnification provisions. On March 31, 2022, the closing conditions were met, and the Company paid the initial investment amount of $700 to MitoCareX. As of December 31, 2022, the Company owned 31.48% of the outstanding shares of MitoCareX.

On February 17, 2023, MitoCareX achieved its first milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $400 in MitoCareX and increased its share ownership in MitoCareX from 31.48% to 41.92%.

On November 25, 2023, MitoCareX achieved its second milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $600 in MitoCareX and increased its share ownership in MitoCareX from 41.92% to 52.73%. Notwithstanding the above, the Company and MitoCareX agreed for the additional $600 installment to be deferred to March 25, 2024, and the $600 installment was paid March 11, 2024.

During the six months ended June 30, 2024, and 2023, the Company recorded equity losses from the investment in MitoCareX in the amount of $185 and $98, respectively.

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2023	$591
Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)

Balance at December 31, 2023	781

Investment following achievement of second milestone	600
Equity losses from investment in MitoCareX	(185)

Balance at June 30, 2024	$1,196

NOTE 7:-	INVESTMENT IN ASSOCIATES

a.	Sale of Orimmune Bio Ltd.:

On June 22, 2016, the Company entered into a share transfer agreement (the “Transfer Agreement”) with its then wholly owned subsidiary, Orimmune Bio Ltd. (“Orimmune”) and Karma Link Ltd. (the “Buyer”), whereby the Company would sell its interests in Orimmune to the Buyer, and also use its best efforts to transfer to and assign Orimmune its rights in the Anti-CD3 technology.

On December 13, 2018, an additional amendment to the Transfer Agreement was signed between the parties, under which it was agreed that Orimmune will be assigned certain rights in intellectual property (“IP”) related to the licensed technology owned by the Company subject to certain conditions precedent which were still not met as of December 31, 2023. As of the Approval Date, the conditions precedent have not yet been completed and the assignment of the IP related to the licensed technology owned by us has not yet been transferred.

b.	Coeruleus - Joint Venture Transaction

On May 15, 2020, the Company entered into a series of transactions (together, the “Joint Venture Transaction”), including a definitive share transfer agreement with Capital Point Ltd. (“Capital Point”), an Israeli holding company traded on the TASE, and Evero, pursuant to which Capital Point sold to Evero 5,952,469 ordinary shares, NIS 0.01 par value each, of Coeruleus Ltd. (the “Purchased Coeruleus Shares” and “Coeruleus,” respectively), an Israeli company and a subsidiary of Capital Point (owns approximately 46%), engaged in, among others, developing innovative medications based on the active generic substance flumazenil, including a sublingual spray to reduce the side effects of hypnotic sleep medication, and a sublingual spray to improve function and quality of life in patients with hepatic encephalopathy. The Purchased Coeruleus Shares represented approximately 35% of the issued and outstanding share capital of Coeruleus. In consideration thereof, Evero issued and sold to Capital Point 176,470 ordinary shares, NIS 1.00 par value each, constituting 15% of the issued and outstanding share capital of Evero, which was valued at $351, based on apportionment of the fair market value of the Company as reflected on Nasdaq as of May 15, 2020. Following the transaction, Capital Point held approximately 11% of Coeruleus’ issued and outstanding share capital. The transaction costs of $51 were also capitalized as part of the investment in associate.

As part of the Joint Venture Transaction, the Company transferred to Evero its SCI-110 sleep technology, to be fully owned by Evero, under the terms and conditions of an asset purchase agreement. In addition, the Company issued to Capital Point a warrant (the “Capital Point Warrant”) to purchase $340 of ordinary shares of the Company. Pursuant to the terms of the Capital Point Warrant, the exercise price per ordinary share is equal to the closing price of the Company’s ordinary shares on the trading day on which the notice of exercise was actually received by the Company and shall be paid by transferring to the Company a duly executed share transfer deed for 9,577 ordinary shares of Evero. The Capital Point Warrant is exercisable for twelve months starting from May 15, 2021, until May 15, 2022.

On November 29, 2020, the shareholders of Coeruleus approved an investment from its shareholders of approximately $30. The Company did not participate in this investment in Coeruleus and therefore, as of the completion of such financing, the Company held less than 1% of the issued and outstanding shares of Coeruleus. As of December 31, 2023, the fair value of the Company’s investment in Coeruleus is $nil.

c.	MitocareX - Joint Venture Transaction

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman, or the MitoCareX Agreement. Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700, and agreed to invest over the next two years, an additional $1,000, subject to the achievement of certain pre-determined milestones as agreed upon in the MitoCareX Agreement, for up to a 50.01% ownership in MitoCareX Bio Ltd. (“MitoCareX”). MitoCareX is focused on the discovery and development of potential drugs for cancers and other life-threatening conditions. The MitoCareX Agreement also contains customary representations, warranties, covenants, and indemnification provisions. On March 31, 2022, the closing conditions were met, and the Company paid the initial investment amount of $700 to MitoCareX. As of December 31, 2022, the Company owns 31.48% of the outstanding shares of MitocareX.

On February 17, 2023, MitoCareX achieved its first milestone pursuant to the MitoCare X Agreement. As a result of MitoCareX meeting this milestone, the Company will invest an additional $400 in MitoCareX and increase its share ownership in MitoCareX Bio from 31.48% to 41.92%.

On November 25, 2023, MitoCareX achieved its second milestone pursuant to the MitoCare X Agreement. As a result of MitoCareX meeting this milestone, the Company will invest an additional $600 in MitoCareX and increase its share ownership in MitoCareX Bio from 41.92% to 52.73%. Notwithstanding the above, the Company and MitoCare X agreed for the additional $600 installment to be deferred to March 25, 2024. As of the date of this report the $600 installment has been paid.

During the year ended December 31, 2023, the Company recorded equity losses from the investment in MitoCareX in the amount of $210 (for the year ended December 31, 2022 - $109).

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	$591

Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)
Balance at December 31, 2023	781